OTHER NON-CURRENT ASSETS, NET - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OTHER NON-CURRENT ASSETS, NET
Other assets, allowance, written off	$ 0	$ 0